Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ in Thousands	Mar. 07, 2023	Feb. 28, 2023
Subsequent Events (Details) [Line Items]
Short term bank loan		$ 359
Bears fixed interest rate	4.50%
Beijing [Member]
Subsequent Events (Details) [Line Items]
Short term bank loan		359
Glory Star Beijing [Member]
Subsequent Events (Details) [Line Items]
Short term bank loan		$ 718